Liquidity and capital resources - Summary of consolidated cash flows information (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Cash Flows From Capital Increase [abstract]
Net cash used in operations	[1]	€ (16,063)	€ (13,877)
Net cash from/(used in) investing activities	[1]	9,090	10,125
Net cash from/(used in) financing activities	[1]	96	42,865
Change in Cash and cash equivalents		(6,876)	39,112
Short-term investments variance elimination		(9,197)	(10,653)
Net cash burn2		€ (16,074)	€ 28,459

[1]	The interim condensed financial statements are unaudited financial statements